Long-term Payables - other (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Details of long-term payables - other, which consist of payables related to the acquisition of frequency usage rights
(1)	As of December 31, 2023 and 2022, details of long-term payables – other which consist of payables related to the acquisition of frequency usage rights are as follows (See note 17):

(In millions of won)
	December 31, 2023		December 31, 2022
Long-term payables – other	~~W~~	1,290,225	1,690,470
Present value discount on long-term payables – other		(29,772)	(52,129)
Current portion of long-term payables – other		(367,770)	(398,874)

Carrying amount as of December 31	~~W~~	892,683	1,239,467

Repayment schedule of the principal amount of long-term payables - other related to acquisition of frequency usage rights
(2)
The sum of portions repaid among the principal of long-term payables – other for the years ended December 31, 2023 and 2022 amounts to

~~W~~
400,245 million and
~~W~~
400,245 million, respectively. The repayment schedule of the principal amount of long-term payables – other as of December 31, 2023 is as follows:

(In millions of won)
	Amount
Less than 1 year	~~W~~	369,150
1~3 years		738,300
3~5 years		182,775

	~~W~~	1,290,225